Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 88,824	$ 54,917	$ 71,439	$ 94,157
Total assets (notes 21 and 25)	2,229,476	2,161,086
Tankers [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets (notes 21 and 25)	2,106,943	2,069,854
Ship To Ship Transfer [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets (notes 21 and 25)	$ 33,709	$ 36,315